Note 2 - Significant Accounting Policies	9 Months Ended
Dec. 31, 2013
Notes
Note 2 - Significant Accounting Policies

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Reclassification

Certain balances in previously issued financial statements have been reclassified to be consistent with the current period presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the statement of cash flows, cash and cash equivalents include cash and all debt securities with an original maturity of 90 days or less. As of December 31, 2013 and March 31, 2013, bank balances included $5,732,530 and $808,772, respectively, held by the Company’s banks.  Of the bank balances, $3,471,361and $0 was not guaranteed by the Province of Alberta, Canada and the FDIC.

Accounts Receivable

Receivables from the sale of goods and services are stated at net realizable value. This value includes an appropriate allowance for estimated uncollectible accounts.  The allowance is calculated based on past collectability and customer relationships.  The Company recorded an allowance for doubtful accounts of $124,869 and $133,974 as of December 31, 2013 and March 31, 2013, respectively.

Inventory

In accordance with ASC 330, the Company’s inventory is valued at the lower of cost (the purchase price, including additional fees) or market based on using the entire value of inventory.  Inventories are determined based on the average cost basis.  As of December 31, 2013 and March 31, 2013 inventory consisted of the following:

	December 31,	March 31,
	2013	2013
Raw materials	$-	$-
Finished goods	7,051,138	3,553,140
Work in process	-	-
Subtotal	7,051,138	3,553,140
Reserve for obsolescence	(87,908)	(89,526)
Total	$6,963,230	$3,463,614

Revenue Recognition

The Company records sales when a firm sales agreement is in place, delivery has occurred or services have been rendered, and collectability of the fixed or determinable sales price is reasonably assured.  If customer acceptance of products is not assured, the Company records sales only upon formal customer acceptance.

Income Taxes

The Company is subject to US and Canadian income taxes, respectively, on its US and Canadian income with a credit provided for foreign taxes paid.   The combined effective rates of income tax expense (benefit) in the US and Canada are, respectively, 35% and 28% for the nine months ended December 31, 2013 and 2012, respectively.

Basic and Diluted Earnings Per Share

The computation of basic earnings per share of common stock is based on the weighted average number of shares outstanding during the periods presented. The computation of fully diluted earnings per share includes common stock equivalents outstanding at the balance sheet date. The Company had 629,350 and 530,000 stock options included in the fully diluted earnings per share as of December 31, 2013 and 2012, respectively.  The Company uses the treasury stock method to calculate the dilutive effects of stock options and warrants.

	For the Nine Months Ended
	December 31,
	2013	2012
Net income applicable to common shareholders	$4,869,839	$884,596
Weighted average shares outstanding	45,705,105	45,088,400
Weighted average fully diluted shares outstanding	46,118,077	45,357,724
Basic earnings per share	$0.11	$0.02
Fully diluted earnings per share	$0.11	$0.02

Foreign Currency and Comprehensive Income

The Company’s functional currencies are the United States dollar (USD) and the Canadian dollar (CAD), the reporting currency is USD.  All transactions initiated in other currencies are translated into the reporting currency in accordance with ASC830-20, “Foreign Currency Matters – Foreign Currency Transactions”. The period-end exchange rates of 0.940531 and 0.982898 were used to convert the Company’s December 31, 2013 and March 31, 2013 balance sheets, respectively, and the statements of operations used weighted average rates of 0.64101 and 1.02760 for the nine months ended December 31, 2013 and 2012, respectively. All amounts in the financial statements and footnotes are presumed to be stated in USD, unless otherwise identified. Foreign currency translation gains or losses as a result of fluctuations in the exchange rates are reflected in the Statement of Operations and Other Comprehensive Income.

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position, or statements.

Stock-Based Compensation

The Company follows the provisions of ASC 718, “Share-Based Payment’s” which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their fair values.  The Company uses the Black-Scholes options pricing model for determining the fair value of stock-based compensation.